Prepayment and Other Current Assets - Schedule of prepayment and other current assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayment and Other Current Assets [Abstract]
Prepayment for value-added taxes	¥ 47,624		¥ 41,469
Prepayment for promotion fees	35,372		29,189
Deferred expenses for learning services	19,880		19,919
Prepaid sales commission	5,934		6,670
Prepayment for content fees	5,848		13,407
Loans to third parties and other related parties	5,032		22,569
Prepayment for rental expenses	3,171		3,142
Prepayment for technical support fees	1,487		11,226
Prepayment for share repurchases			1,602
Others	29,983		26,512
Total	¥ 154,331	$ 21,143	¥ 175,705